Financial Instruments (Schedule of Fair Value Sensitivity Analysis for Fixed Rate Instruments) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Share price risk [Member]
Disclosure of financial instruments by type of interest rate [line items]
Increase of 5% of Profit or loss	₪ 1
Increase of 10% of Profit or loss	3
Decrease of 5% of Profit or loss	(1)
Decrease of 10% of Profit or loss	(3)
Increase of 5% of equity	1
Increase of 10% of equity	3
Decrease of 5% of equity	(1)
Decrease of 10% of equity	(3)
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
1.0% increase in fair value sensitivity (net) of equity	(9)	₪ (7)
1.0% decrease in fair value sensitivity (net) of equity	9	7
0.5% increase in fair value sensitivity (net) of equity	(5)	(4)
0.5% decrease in fair value sensitivity (net) of equity	5	4
1.0% increase in fair value sensitivity (net) of Profit or loss	(9)	(7)
1.0% decrease in fair value sensitivity (net) of Profit or loss	9	7
0.5% increase in fair value sensitivity (net) of Profit or loss	(5)	(4)
0.5% decrease in fair value sensitivity (net) of Profit or loss	₪ 5	₪ 4